Segment Information (Tables)	9 Months Ended
Sep. 30, 2017
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three and nine months ended September 30, 2017 and 2016 is provided below.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Operating profit	$388	$278	$1,168	$998
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(53)	(6)	(77)	(31)
Interest expenses of Industrial Activities, net of interest income and eliminations *	(145)	(153)	(370)	(392)
Other, net **	(90)	(61)	(209)	(746)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$100	$58	$512	$(171)
(*)

In the three months ended September 30, 2017, interest expense includes a charge of $39 million related to the CIFE 2017 Notes repurchase. In the nine months ended September 30, 2017, interest expense included a charge of $56 million related to the 2017 Notes repurchase and early redemption. In the three and nine months ended September 30, 2016, this item included the charge of $38 million related to the repurchase of $450 million of Case New Holland Industrial’s 7.875% Senior Notes due 2017.

(**)

In the nine months ended September 30, 2016, Other, net included a non-recurring charge of $551 million, as a result of the European Commission settlement. For more information on this matter, see “Note 14: Commitments and Contingencies”.

Summary of Operating Segment Information

The following summarizes revenues by reportable segment:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Revenues:
Agricultural Equipment	$2,651	$2,359	$7,890	$7,291
Construction Equipment	642	595	1,841	1,726
Commercial Vehicles	2,537	2,114	7,203	6,754
Powertrain	1,075	850	3,213	2,755
Eliminations and other	(574)	(457)	(1,777)	(1,539)
Net sales of Industrial Activities	6,331	5,461	18,370	16,987
Financial Services	409	386	1,205	1,173
Eliminations and other	(110)	(98)	(316)	(286)
Total revenues	$6,630	$5,749	$19,259	$17,874

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Operating profit:	(in millions)		(in millions)
Agricultural Equipment	$208	$155	$670	$546
Construction Equipment	13	1	8	32
Commercial Vehicles	59	64	178	202
Powertrain	88	52	260	171
Eliminations and other	(17)	(24)	(65)	(72)
Operating profit of Industrial Activities	351	$248	1,051	879
Financial Services	120	114	365	363
Eliminations and other	(83)	(84)	(248)	(244)
Total operating profit	$388	$278	$1,168	$998